CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2013
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

5. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

  Cash and Cash Equivalents

        Cash and cash equivalents as of December 31, 2012 and 2013 consisted of the following:

	2012	2013	2013
	RUR	RUR	$
Cash	926	2,293	70.0
Cash equivalents:
Bank deposits	5,530	16,730	511.2
Investments in money market funds	969	14,371	439.1

Total cash and cash equivalents	7,425	33,394	1,020.3

        Non-current restricted cash as of December 31, 2012 consisted of the cash reserved in a special escrow account to pay for the contingent consideration in relation to the acquisition of SPB Software group (Note 4). Non-current restricted cash as of December 31, 2013 consisted of the cash reserved in a special escrow account before lapse of the claim period for warranties received in relation to the acquisition of KinoPoisk (Note 4).

  Accounts Receivable, Net

        Accounts receivable as of December 31, 2012 and 2013 consisted of the following:

	2012	2013	2013
	RUR	RUR	$
Trade receivables	1,842	2,858	87.3
Allowance for doubtful accounts	(75)	(73)	(2.2)

Total accounts receivable, net	1,767	2,785	85.1

        Movements in the allowance for doubtful accounts are as follows:

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Balance at the beginning of the period	64	89	75	2.3
Charges to expenses	25	17	21	0.6
Utilization	—	(31)	(23)	(0.7)

Balance at the end of the period	89	75	73	2.2

  Other Current Assets

        Other current assets as of December 31, 2012 and 2013 consisted of the following:

	2012	2013	2013
	RUR	RUR	$
Interest receivable	558	423	12.9
VAT reclaimable	502	704	21.5
Prepaid taxes	18	63	1.9
Other receivables	85	49	1.5
Loans granted	—	32	1.0
Inventory	8	—	—
Other	46	61	1.9

Total other current assets	1,217	1,332	40.7

  Other Non-current Assets

        Other non-current assets as of December 31, 2012 and 2013 consisted of the following:

	2012	2013	2013
	RUR	RUR	$
Interest receivable	—	728	22.2
Loans to employees	199	447	13.7
Loans granted	—	246	7.5
VAT reclaimable	36	116	3.5
Other receivables	68	2	0.1
Marketable securities (Note 7)	39	—	—

Total other non-current assets	342	1,539	47.0

  Investments in Debt Securities

        Investments in debt securities as of December 31, 2012 and 2013 consisted of the following:

	2012	2013	2013
	RUR	RUR	$
Capital protected index-linked note (Note 7)	2,378	—	—
Credit-linked notes	2,430	—	—
Other	2	2	0.1

Total investments in debt securities	4,810	2	0.1

  Investments in Equity Securities

        Investments in non-marketable equity securities as of December 31, 2012 and 2013 consisted of the following:

	2012	2013	2013
	RUR	RUR	$
Blekko Inc (Note 4).	456	605	18.5
Yandex.Money (Note 4)	—	583	17.8
Seismotech LLC (Note 4)	35	36	1.1
Other	9	26	0.8

Total investments in non-marketable equity securities	500	1,250	38.2

        The Company exercises significant influence over Seismotech and Yandex.Money and accordingly accounts for these investments under the equity method. The Company records its share of the results of these investees in the amount of gain of RUR 2 and loss of RUR 6 ($0.2) for the years ended December 31, 2012 and 2013, respectively, within other income, net line in the consolidated statements of income.

        The Company does not exercise significant influence over Blekko and accordingly accounts for this investment under the cost method.

        Marketable securities of RUR 76 and RUR 87 ($2.7) and non-current marketable securities of RUR 39 and nil as of December 31, 2012 and December 31, 2013, respectively, are comprised of shares of Facebook received in connection with the sale of Face.com (Note 4). The non-current portion of marketable securities is presented within other non-current assets within the consolidated balance sheet.

  Accounts Payable and Accrued Liabilities

        Accounts payable and accrued liabilities as of December 31, 2012 and 2013 comprise the following:

	2012	2013	2013
	RUR	RUR	$
Trade accounts payable and accrued liabilities	2,081	3,298	100.8
Salary and other compensation expenses payable/accrued to employees	432	412	12.5

Total accounts payable and accrued liabilities	2,513	3,710	113.3

  Reclassifications Out of Accumulated Other Comprehensive Income

        Reclassifications of losses out of accumulated other comprehensive income for the years ended December 31, 2011, 2012 and 2013 were as follows:

	Location	2011	2012	2013
		RUR	RUR	RUR	$
Foreign Currency Translation Adjustments, net of tax of nil	Other income, net	—	—	54	1.6

        For the year ended December 31, 2013, the reclassification resulted from the sale of a 75% less one ruble interest in the charter capital of Yandex.Money (Note 4).